Risk and Capital Management - Schedule Of Var Total - Historical Simulation (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Total risk	R$ 1,128	R$ 1,743
Interest rates
Disclosure of detailed information about borrowings [line items]
Total risk	1,376	2,009
Currencies
Disclosure of detailed information about borrowings [line items]
Total risk	51	50
Shares
Disclosure of detailed information about borrowings [line items]
Total risk	46	46
Commodities
Disclosure of detailed information about borrowings [line items]
Total risk	40	19
Effect of diversification
Disclosure of detailed information about borrowings [line items]
Total risk	(385)	(381)
Average
Disclosure of detailed information about borrowings [line items]
Total risk	1,085	939
Average | Interest rates
Disclosure of detailed information about borrowings [line items]
Total risk	1,303	1,179
Average | Currencies
Disclosure of detailed information about borrowings [line items]
Total risk	40	36
Average | Shares
Disclosure of detailed information about borrowings [line items]
Total risk	45	51
Average | Commodities
Disclosure of detailed information about borrowings [line items]
Total risk	30	17
Average | Effect of diversification
Disclosure of detailed information about borrowings [line items]
Total risk	0	0
Minimum
Disclosure of detailed information about borrowings [line items]
Total risk	777	756
Minimum | Interest rates
Disclosure of detailed information about borrowings [line items]
Total risk	1,028	988
Minimum | Currencies
Disclosure of detailed information about borrowings [line items]
Total risk	22	18
Minimum | Shares
Disclosure of detailed information about borrowings [line items]
Total risk	36	35
Minimum | Commodities
Disclosure of detailed information about borrowings [line items]
Total risk	10	8
Minimum | Effect of diversification
Disclosure of detailed information about borrowings [line items]
Total risk	0	0
Maximum
Disclosure of detailed information about borrowings [line items]
Total risk	1,744	1,902
Maximum | Interest rates
Disclosure of detailed information about borrowings [line items]
Total risk	1,974	2,120
Maximum | Currencies
Disclosure of detailed information about borrowings [line items]
Total risk	97	64
Maximum | Shares
Disclosure of detailed information about borrowings [line items]
Total risk	89	86
Maximum | Commodities
Disclosure of detailed information about borrowings [line items]
Total risk	67	41
Maximum | Effect of diversification
Disclosure of detailed information about borrowings [line items]
Total risk	R$ 0	R$ 0